Vanguard Small-Cap Growth Index Fund
Schedule of Investments (unaudited)
As of September 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (1.2%)
	Royal Gold Inc.	978,383	117,572
	Balchem Corp.	482,643	47,121
	NewMarket Corp.	130,399	44,638
*	RBC Bearings Inc.	355,348	43,072
	Quaker Chemical Corp.	199,154	35,790
*	Ingevity Corp.	615,932	30,452
	GrafTech International Ltd.	1,399,639	9,574
	American Vanguard Corp.	403,228	5,298
	Hexcel Corp.	122	4
*	Element Solutions Inc.	309	3
*	Coeur Mining Inc.	321	2
*	PQ Group Holdings Inc.	60	1
			333,527
Consumer Discretionary (14.6%)
*	Etsy Inc.	1,780,655	216,581
	Pool Corp.	567,912	189,989
*	Caesars Entertainment Inc.	2,826,022	158,427
*	Penn National Gaming Inc.	2,152,212	156,466
*	Zynga Inc. Class A	15,237,147	138,963
*	Bright Horizons Family Solutions Inc.	901,660	137,088
*	Chegg Inc.	1,764,853	126,081
*	Floor & Decor Holdings Inc. Class A	1,472,818	110,167
*	Five Below Inc.	831,437	105,592
*	Liberty Media Corp.-Liberty Formula One Class C	2,880,583	104,479
*	IAA Inc.	1,999,360	104,107
*	Burlington Stores Inc.	493,390	101,683
	Dunkin' Brands Group Inc.	1,226,799	100,487
	Gentex Corp.	3,666,694	94,417
*	RH	230,726	88,280
	Churchill Downs Inc.	501,345	82,130
*	SiteOne Landscape Supply Inc.	660,400	80,536
*	Planet Fitness Inc. Class A	1,192,544	73,485
*	Ollie's Bargain Outlet Holdings Inc.	835,949	73,020
*	Tempur Sealy International Inc.	732,905	65,368
	Vail Resorts Inc.	298,910	63,958
*	Skechers U.S.A. Inc. Class A	2,033,804	61,462
	Dolby Laboratories Inc. Class A	911,173	60,393
	Wingstop Inc.	441,531	60,335
*	Stamps.com Inc.	249,340	60,078
	Texas Roadhouse Inc. Class A	986,796	59,987
	Nexstar Media Group Inc. Class A	641,665	57,705

		Shares	Market Value ($000)
*	Grand Canyon Education Inc.	705,432	56,392
*	YETI Holdings Inc.	1,168,177	52,942
*	frontdoor Inc.	1,274,534	49,592
	Choice Hotels International Inc.	536,884	46,151
*	Deckers Outdoor Corp.	209,014	45,985
*	Fox Factory Holding Corp.	618,145	45,947
*	National Vision Holdings Inc.	1,199,783	45,880
*	Madison Square Garden Sports Corp.	275,907	41,518
*	Crocs Inc.	956,085	40,853
*	Vivint Solar Inc.	935,886	39,635
	Columbia Sportswear Co.	444,188	38,635
	Papa John's International Inc.	465,002	38,260
	LCI Industries	356,477	37,890
*	Dorman Products Inc.	411,342	37,177
	Boyd Gaming Corp.	1,162,729	35,684
*	Shake Shack Inc. Class A	541,913	34,943
*	2U Inc.	1,008,585	34,151
	Strategic Education Inc.	359,841	32,915
*,1	iRobot Corp.	396,746	30,113
*	Scientific Games Corp.	847,402	29,583
	World Wrestling Entertainment Inc. Class A	696,331	28,180
	Jack in the Box Inc.	321,222	25,476
*	Fitbit Inc. Class A	3,608,639	25,116
	Six Flags Entertainment Corp.	1,200,964	24,380
*	Sonos Inc.	1,483,560	22,520
*,1	Stitch Fix Inc. Class A	764,837	20,750
*	Gentherm Inc.	486,401	19,894
*	Madison Square Garden Entertainment Corp.	290,359	19,887
*	WillScot Mobile Mini Holdings Corp. Class A	1,186,776	19,795
	Monro Inc.	471,029	19,110
*	LGI Homes Inc.	159,632	18,544
	Red Rock Resorts Inc. Class A	1,013,143	17,325
*	SeaWorld Entertainment Inc.	761,751	15,022
	Callaway Golf Co.	705,011	13,494
*	Hilton Grand Vacations Inc.	636,872	13,362
*	Liberty Media Corp.-Liberty Formula One Class A	370,219	12,406
	Allegiant Travel Co. Class A	97,272	11,653
*	Cavco Industries Inc.	61,835	11,149
*,1	ANGI Homeservices Inc. Class A	998,617	11,080
	Steven Madden Ltd.	560,498	10,930
[1]	Dave & Buster's Entertainment Inc.	710,315	10,768
*	Selectquote Inc.	484,441	9,810
*	Sleep Number Corp.	197,131	9,642
	EW Scripps Co. Class A	781,216	8,937
*	Quotient Technology Inc.	1,083,018	7,993
*	K12 Inc.	293,642	7,735
	Camping World Holdings Inc. Class A	240,946	7,168
*	WW International Inc.	356,462	6,726
*	Revolve Group Inc. Class A	366,215	6,017
*	RealReal Inc.	393,376	5,692
*	elf Beauty Inc.	304,533	5,594
	Inter Parfums Inc.	128,822	4,811
*,1	Revlon Inc. Class A	123,903	783
*	Corsair Gaming Inc.	7,197	145
*	GoPro Inc. Class A	179	1
	Oxford Industries Inc.	23	1
	Interface Inc. Class A	86	—
			3,997,406

		Shares	Market Value ($000)
Consumer Staples (2.5%)
*	Boston Beer Co. Inc. Class A	132,882	117,383
*	Beyond Meat Inc.	698,417	115,979
	Casey's General Stores Inc.	550,483	97,793
*	Post Holdings Inc.	911,472	78,387
*	Freshpet Inc.	573,527	64,034
	WD-40 Co.	203,896	38,599
*	Simply Good Foods Co.	1,280,517	28,235
	J & J Snack Foods Corp.	211,391	27,563
	Lancaster Colony Corp.	143,634	25,682
	Coca-Cola Consolidated Inc.	69,097	16,630
*	USANA Health Sciences Inc.	187,573	13,815
	Medifast Inc.	83,708	13,766
[1]	Utz Brands Inc.	688,531	12,325
*	BellRing Brands Inc. Class A	590,468	12,246
*,1	National Beverage Corp.	174,544	11,871
*	Vital Farms Inc.	88,000	3,567
*	Albertsons Cos. Inc. Class A	70	1
			677,876
Energy (2.0%)
*	Enphase Energy Inc.	1,694,462	139,946
	Cabot Oil & Gas Corp.	5,946,580	103,233
	New Fortress Energy Inc. Class A	1,006,534	44,298
	Parsley Energy Inc. Class A	4,507,902	42,194
*	First Solar Inc.	631,938	41,834
*	Plug Power Inc.	2,956,523	39,647
*	WPX Energy Inc.	5,857,406	28,701
*	PDC Energy Inc.	1,482,517	18,376
*	Matador Resources Co.	1,650,331	13,632
	Cactus Inc. Class A	709,128	13,608
*	ChampionX Corp.	1,485,017	11,865
	Liberty Oilfield Services Inc. Class A	944,590	7,547
*	Dril-Quip Inc.	262,975	6,511
*	NexTier Oilfield Solutions Inc.	2,372,199	4,389
	Patterson-UTI Energy Inc.	1,334,742	3,804
*,1,2	Transocean Ltd.	4,373,639	3,529
*	Oceaneering International Inc.	754,053	2,654
*	ProPetro Holding Corp.	631,800	2,565
	Cimarex Energy Co.	149	4
	Antero Midstream Corp.	453	3
	Helmerich & Payne Inc.	149	2
	Core Laboratories NV	65	1
*	Centennial Resource Development Inc. Class A	263	—
*,1	Oasis Petroleum Inc.	474	—
*	Newpark Resources Inc.	125	—
*	Tellurian Inc.	215	—
*	Callon Petroleum Co.	55	—
			528,343
Financials (3.2%)
	Erie Indemnity Co. Class A	378,596	79,611
	Tradeweb Markets Inc. Class A	1,150,949	66,755
	Kinsale Capital Group Inc.	320,469	60,947
	Alleghany Corp.	101,420	52,784
	Morningstar Inc.	320,214	51,430
*,1	Credit Acceptance Corp.	144,819	49,041
	Pinnacle Financial Partners Inc.	1,075,308	38,270
*,1	LendingTree Inc.	117,396	36,028

		Shares	Market Value ($000)
	Virtu Financial Inc. Class A	1,462,669	33,656
	Essent Group Ltd.	797,031	29,498
	Pacific Premier Bancorp Inc.	1,407,774	28,353
	Hamilton Lane Inc. Class A	416,453	26,899
	Independent Bank Group Inc.	547,922	24,207
	ServisFirst Bancshares Inc.	682,894	23,239
	Ameris Bancorp	984,107	22,418
	Houlihan Lokey Inc. Class A	379,372	22,402
	Western Alliance Bancorp	676,601	21,394
	Cohen & Steers Inc.	355,875	19,836
	Goosehead Insurance Inc. Class A	206,793	17,906
*	Palomar Holdings Inc.	161,978	16,885
	FirstCash Inc.	293,054	16,766
*	Focus Financial Partners Inc. Class A	468,222	15,353
	Sterling Bancorp	1,446,791	15,220
*,1	Open Lending Corp. Class A	582,479	14,853
*	eHealth Inc.	183,142	14,468
	Redwood Trust Inc.	1,722,525	12,953
	TFS Financial Corp.	833,886	12,250
	National Bank Holdings Corp. Class A	441,560	11,591
	Kearny Financial Corp.	1,223,780	8,823
*	eXp World Holdings Inc.	205,028	8,271
*,1	GoHealth Inc. Class A	630,066	8,207
*,1	Lemonade Inc.	85,010	4,227
*	StepStone Group Inc. Class A	129,111	3,436
*	Assetmark Financial Holdings Inc.	136,405	2,965
	GAMCO Investors Inc. Class A	39,231	454
	Evercore Inc. Class A	50	3
*	Texas Capital Bancshares Inc.	74	2
*	Axos Financial Inc.	74	2
	Simmons First National Corp. Class A	135	2
	Towne Bank	96	2
			871,407
Health Care (26.2%)
*	Immunomedics Inc.	3,103,525	263,893
*	Horizon Therapeutics plc	3,288,610	255,459
*	Insulet Corp.	979,811	231,813
*	Catalent Inc.	2,429,714	208,129
*	Masimo Corp.	738,789	174,399
*	Bio-Rad Laboratories Inc. Class A	311,754	160,697
*	Sarepta Therapeutics Inc.	1,113,138	156,318
*	Avantor Inc.	6,450,605	145,074
*	Novocure Ltd.	1,281,727	142,669
	Bio-Techne Corp.	575,002	142,445
*	Neurocrine Biosciences Inc.	1,392,050	133,860
*	Teladoc Health Inc.	605,685	132,790
*	Livongo Health Inc.	899,296	125,946
*	Guardant Health Inc.	1,114,176	124,543
*	Quidel Corp.	531,657	116,635
*	Amedisys Inc.	484,096	114,455
	Chemed Corp.	237,892	114,271
*	Exelixis Inc.	4,609,993	112,714
	STERIS plc	634,203	111,740
*	Repligen Corp.	706,197	104,192
*	iRhythm Technologies Inc.	427,765	101,855
*	Tandem Diabetes Care Inc.	864,861	98,162
*	MyoKardia Inc.	713,172	97,227
*	PRA Health Sciences Inc.	953,751	96,749

		Shares	Market Value ($000)
*	LHC Group Inc.	448,601	95,355
*	Ionis Pharmaceuticals Inc.	1,979,983	93,950
*	Momenta Pharmaceuticals Inc.	1,774,772	93,140
*	Penumbra Inc.	446,540	86,798
*	Acceleron Pharma Inc.	758,941	85,404
*	Charles River Laboratories International Inc.	370,558	83,913
*	Natera Inc.	1,131,287	81,724
*	Syneos Health Inc.	1,394,860	74,151
*	ACADIA Pharmaceuticals Inc.	1,776,184	73,268
*	Blueprint Medicines Corp.	785,517	72,817
*	Ultragenyx Pharmaceutical Inc.	861,447	70,802
*	Emergent BioSolutions Inc.	672,915	69,532
*	Nevro Corp.	487,705	67,937
*	Haemonetics Corp.	755,427	65,911
*	Arena Pharmaceuticals Inc.	859,706	64,297
*	Arrowhead Pharmaceuticals Inc.	1,454,168	62,616
*	Neogen Corp.	789,151	61,751
*	Adaptive Biotechnologies Corp.	1,215,383	59,104
	Bruker Corp.	1,484,592	59,013
*	Wright Medical Group NV	1,928,556	58,898
*	HealthEquity Inc.	1,144,074	58,771
*	NeoGenomics Inc.	1,564,977	57,732
*	Globus Medical Inc. Class A	1,127,603	55,839
*	Amicus Therapeutics Inc.	3,860,922	54,516
*	ICU Medical Inc.	296,753	54,235
*	Halozyme Therapeutics Inc.	2,044,454	53,728
*	Bluebird Bio Inc.	988,578	53,334
*	Global Blood Therapeutics Inc.	915,562	50,484
*	Integra LifeSciences Holdings Corp.	1,068,745	50,466
*	FibroGen Inc.	1,213,324	49,892
*	Insmed Inc.	1,514,027	48,661
*	Omnicell Inc.	637,946	47,629
*	Medpace Holdings Inc.	422,566	47,222
*	PTC Therapeutics Inc.	959,625	44,862
*	Nektar Therapeutics Class A	2,669,265	44,283
	Ensign Group Inc.	762,068	43,484
	Hill-Rom Holdings Inc.	496,870	41,494
*	Fate Therapeutics Inc.	1,036,424	41,426
*	Invitae Corp.	933,715	40,477
*	Alkermes plc	2,373,081	39,322
*	NuVasive Inc.	764,638	37,138
*	Pacira BioSciences Inc.	605,800	36,421
*,1	Allakos Inc.	437,877	35,665
*	Allogene Therapeutics Inc.	934,917	35,256
*	Merit Medical Systems Inc.	786,079	34,194
*	Xencor Inc.	854,194	33,134
*	Agios Pharmaceuticals Inc.	927,779	32,472
*	1Life Healthcare Inc.	1,129,661	32,037
*	HMS Holdings Corp.	1,320,341	31,622
*	Glaukos Corp.	633,083	31,350
*	Vir Biotechnology Inc.	905,002	31,069
*	Silk Road Medical Inc.	451,988	30,378
*	Deciphera Pharmaceuticals Inc.	588,636	30,197
*	Inovalon Holdings Inc. Class A	1,077,705	28,505
*	Corcept Therapeutics Inc.	1,551,369	27,002
*	Shockwave Medical Inc.	354,826	26,896
*,1	Editas Medicine Inc.	928,750	26,061
*	Inspire Medical Systems Inc.	189,728	24,484

		Shares	Market Value ($000)
*,1	Aimmune Therapeutics Inc.	683,066	23,532
	Cantel Medical Corp.	534,099	23,468
*	BioTelemetry Inc.	483,874	22,055
*,1	Ligand Pharmaceuticals Inc.	227,581	21,693
*	ChemoCentryx Inc.	384,768	21,085
*	REVOLUTION Medicines Inc.	589,167	20,503
*	Ironwood Pharmaceuticals Inc. Class A	2,265,216	20,376
*	STAAR Surgical Co.	341,011	19,288
*	Heron Therapeutics Inc.	1,285,921	19,057
*	Twist Bioscience Corp.	250,719	19,047
	Luminex Corp.	659,184	17,304
*	Intercept Pharmaceuticals Inc.	417,222	17,298
*	Progyny Inc.	579,129	17,044
	CONMED Corp.	213,959	16,832
*	Supernus Pharmaceuticals Inc.	744,461	15,515
*	Pennant Group Inc.	377,143	14,543
*,1	SmileDirectClub Inc. Class A	1,243,676	14,526
*	Epizyme Inc.	1,207,580	14,406
*	Evolent Health Inc. Class A	1,153,552	14,316
*	Intellia Therapeutics Inc.	700,092	13,918
*	Intra-Cellular Therapies Inc.	532,105	13,654
*	Apellis Pharmaceuticals Inc.	449,747	13,569
*	REGENXBIO Inc.	471,813	12,984
*,1	Relay Therapeutics Inc.	269,615	11,483
*	CorVel Corp.	134,294	11,473
*	Theravance Biopharma Inc.	761,098	11,253
*	Option Care Health Inc.	838,548	11,211
*,1	OPKO Health Inc.	3,008,701	11,102
*	Berkeley Lights Inc.	143,116	10,928
*	Inari Medical Inc.	145,266	10,026
*	Gossamer Bio Inc.	795,066	9,867
*,1	Beam Therapeutics Inc.	387,258	9,534
*	Innoviva Inc.	911,484	9,525
*	Immunovant Inc.	260,725	9,175
*	Alector Inc.	830,757	8,752
*	Orthofix Medical Inc.	275,121	8,567
*	American Well Corp. Class A	279,691	8,290
*	Health Catalyst Inc.	222,850	8,156
*	Inogen Inc.	280,804	8,143
*	Sangamo Therapeutics Inc.	844,507	7,981
*	Radius Health Inc.	695,383	7,886
*	HealthStream Inc.	383,224	7,691
*,1	Esperion Therapeutics Inc.	197,945	7,358
*	Accolade Inc.	183,866	7,147
*,1	Zentalis Pharmaceuticals Inc.	209,671	6,854
*	Atara Biotherapeutics Inc.	499,171	6,469
*,1	Vaxcyte Inc.	114,408	5,649
*	Spectrum Pharmaceuticals Inc.	1,093,531	4,462
*	Natus Medical Inc.	250,752	4,295
*	Generation Bio Co.	135,647	4,193
*	Akcea Therapeutics Inc.	224,829	4,078
*,1	ZIOPHARM Oncology Inc.	1,615,684	4,072
*	Phathom Pharmaceuticals Inc.	108,118	3,965
*	Outset Medical Inc.	74,506	3,725
*	Tricida Inc.	408,999	3,706
*,1	Nkarta Inc.	122,385	3,679
*,1	Clovis Oncology Inc.	623,484	3,635
*,1	Precigen Inc.	1,021,309	3,575

		Shares	Market Value ($000)
*	Allovir Inc.	122,571	3,371
*	Kymera Therapeutics Inc.	50,100	1,619
*	Rubius Therapeutics Inc.	272,766	1,367
*	Oak Street Health Inc.	4,736	253
	Healthcare Services Group Inc.	109	2
*	Tivity Health Inc.	60	1
			7,158,685
Industrials (16.0%)
*	Zebra Technologies Corp. Class A	796,348	201,046
*	Fair Isaac Corp.	410,974	174,820
*	Teledyne Technologies Inc.	550,188	170,674
	Graco Inc.	2,487,070	152,582
	Nordson Corp.	774,463	148,557
	Lennox International Inc.	513,632	140,021
	Toro Co.	1,598,817	134,221
*	Trex Co. Inc.	1,730,056	123,872
	Watsco Inc.	489,549	114,011
	Genpact Ltd.	2,850,911	111,043
	A O Smith Corp.	2,023,140	106,822
*	Berry Global Group Inc.	1,982,200	95,780
	Jack Henry & Associates Inc.	572,884	93,145
*	WEX Inc.	657,791	91,413
	MKS Instruments Inc.	822,220	89,811
*	Axon Enterprise Inc.	949,135	86,087
*	TopBuild Corp.	494,687	84,438
*	Paylocity Holding Corp.	523,090	84,437
	BWX Technologies Inc.	1,424,904	80,236
	Cognex Corp.	1,229,249	80,024
	Landstar System Inc.	574,020	72,034
	FLIR Systems Inc.	1,954,219	70,059
*	Euronet Worldwide Inc.	741,081	67,512
*	Mercury Systems Inc.	832,513	64,486
	Simpson Manufacturing Co. Inc.	650,568	63,209
	MAXIMUS Inc.	913,537	62,495
	Littelfuse Inc.	344,879	61,161
	Exponent Inc.	770,129	55,472
	Eagle Materials Inc.	623,177	53,793
*	Saia Inc.	390,082	49,205
*	Proto Labs Inc.	378,490	49,014
*	ASGN Inc.	744,052	47,292
*	Aerojet Rocketdyne Holdings Inc.	1,114,293	44,449
	John Bean Technologies Corp.	473,650	43,524
*	ACI Worldwide Inc.	1,649,458	43,100
	Advanced Drainage Systems Inc.	674,376	42,108
*	AMN Healthcare Services Inc.	700,981	40,979
*	AZEK Co. Inc. Class A	1,153,511	40,154
*	Coherent Inc.	361,890	40,144
*	Chart Industries Inc.	536,973	37,733
	AAON Inc.	623,728	37,580
*	Middleby Corp.	414,869	37,218
*,1	Virgin Galactic Holdings Inc.	1,919,449	36,911
	Insperity Inc.	549,885	36,012
*	Masonite International Corp.	365,344	35,950
*	TriNet Group Inc.	602,367	35,732
	Woodward Inc.	442,196	35,446
*	Itron Inc.	571,622	34,720
	Franklin Electric Co. Inc.	586,011	34,475
*	Installed Building Products Inc.	333,337	33,917

		Shares	Market Value ($000)
*	ExlService Holdings Inc.	484,364	31,953
	Badger Meter Inc.	434,314	28,391
	Cubic Corp.	467,185	27,176
*	Pluralsight Inc. Class A	1,502,025	25,730
	Armstrong World Industries Inc.	356,807	24,552
	Mueller Water Products Inc. Class A	2,353,530	24,453
	Forward Air Corp.	417,029	23,929
*	Dycom Industries Inc.	450,976	23,821
	Air Lease Corp. Class A	805,913	23,710
*	Vicor Corp.	303,418	23,585
*,1	Bloom Energy Corp. Class A	1,306,546	23,479
*	Air Transport Services Group Inc.	843,245	21,132
*	Shift4 Payments Inc. Class A	425,179	20,562
*	Livent Corp.	2,177,382	19,531
*	AeroVironment Inc.	323,155	19,393
*	Verra Mobility Corp. Class A	1,937,133	18,713
*	Kratos Defense & Security Solutions Inc.	918,623	17,711
*	Cimpress plc	231,170	17,375
*	FARO Technologies Inc.	266,278	16,238
	Tennant Co.	260,942	15,750
	Helios Technologies Inc.	432,233	15,733
	Lindsay Corp.	161,153	15,580
*,3	API Group Corp.	1,077,324	15,330
*	Evo Payments Inc. Class A	589,609	14,652
	Heartland Express Inc.	731,001	13,597
	Comfort Systems USA Inc.	259,456	13,365
*	Parsons Corp.	377,078	12,647
	Raven Industries Inc.	536,648	11,549
	Albany International Corp. Class A	229,866	11,381
*	American Woodmark Corp.	113,957	8,950
*	SEACOR Holdings Inc.	289,526	8,419
*	Thermon Group Holdings Inc.	495,707	5,567
	Gorman-Rupp Co.	155,672	4,586
*	GreenSky Inc. Class A	1,012,582	4,496
*	Pactiv Evergreen Inc.	327,235	4,156
*	Vivint Smart Home Inc.	206,674	3,530
*	Kirby Corp.	83	3
*	Summit Materials Inc. Class A	167	3
*	Allegheny Technologies Inc.	185	2
	EnPro Industries Inc.	30	2
*	Welbilt Inc.	186	1
	Apogee Enterprises Inc.	37	1
	Quanex Building Products Corp.	48	1
*	Astronics Corp.	32	—
*	Mistras Group Inc.	26	—
			4,379,659
Other (0.0%)[4]
*,2	Alder Biopharmaceuticals Inc. CVR Exp. 12/31/2024	1,054,451	928
*,2	Media General Inc. CVR	1,362,047	53
*,2	First Eagle Private Credit LLC CVR	323,987	30
*,2	Clinical Data Care CVR	132,154	—
			1,011
Real Estate (8.5%)
	Equity LifeStyle Properties Inc.	2,445,047	149,881
	CyrusOne Inc.	1,742,821	122,050
	American Homes 4 Rent Class A	3,975,685	113,228
*	Zillow Group Inc. Class C	1,079,992	109,716

		Shares	Market Value ($000)
	Americold Realty Trust	3,036,296	108,548
	CubeSmart	2,896,423	93,583
	STORE Capital Corp. Class A	3,401,785	93,311
	Kilroy Realty Corp.	1,722,831	89,518
	Healthcare Trust of America Inc. Class A	3,267,794	84,963
	Rexford Industrial Realty Inc.	1,850,780	84,692
*	RealPage Inc.	1,371,423	79,049
	CoreSite Realty Corp.	633,837	75,351
	American Campus Communities Inc.	2,052,797	71,684
	STAG Industrial Inc.	2,231,187	68,029
*	Redfin Corp.	1,333,973	66,605
	QTS Realty Trust Inc. Class A	914,497	57,632
	Host Hotels & Resorts Inc.	5,257,310	56,726
	Terreno Realty Corp.	1,019,276	55,816
	Physicians Realty Trust	3,107,532	55,656
	Spirit Realty Capital Inc.	1,537,180	51,880
	Hudson Pacific Properties Inc.	2,288,018	50,176
	Regency Centers Corp.	1,265,465	48,113
	Lamar Advertising Co. Class A	644,562	42,651
	PS Business Parks Inc.	307,552	37,641
*	Howard Hughes Corp.	615,056	35,427
*	Zillow Group Inc. Class A	312,168	31,698
	Douglas Emmett Inc.	1,242,652	31,191
	Healthcare Realty Trust Inc.	1,014,353	30,552
	Ryman Hospitality Properties Inc.	738,015	27,159
	National Storage Affiliates Trust	820,827	26,849
	CareTrust REIT Inc.	1,427,778	25,407
	JBG SMITH Properties	947,843	25,345
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	524,374	22,165
	Sabra Health Care REIT Inc.	1,531,884	21,117
	Innovative Industrial Properties Inc.	162,397	20,155
	Paramount Group Inc.	2,808,904	19,887
	Uniti Group Inc.	1,453,380	15,311
	Kite Realty Group Trust	1,252,154	14,500
	Safehold Inc.	229,464	14,250
	Kennedy-Wilson Holdings Inc.	906,519	13,163
	Pebblebrook Hotel Trust	978,778	12,264
	Universal Health Realty Income Trust	185,654	10,580
*	Marcus & Millichap Inc.	353,419	9,726
	Colony Capital Inc.	3,424,585	9,349
*	St. Joe Co.	440,914	9,096
	Alexander's Inc.	30,607	7,505
	RMR Group Inc. Class A	229,425	6,302
	Front Yard Residential Corp.	703,486	6,149
[1]	Broadstone Net Lease Inc. Class A	265,544	4,456
	Newmark Group Inc. Class A	218	1
	Alexander & Baldwin Inc.	29	—
	New Senior Investment Group Inc.	115	—
			2,316,103
Technology (22.1%)
	Teradyne Inc.	2,479,417	197,014
*	HubSpot Inc.	645,711	188,696
	Monolithic Power Systems Inc.	636,537	177,982
*	Zendesk Inc.	1,722,404	177,270
*	Ceridian HCM Holding Inc.	1,980,896	163,721
*	MongoDB Inc. Class A	680,539	157,552
	Entegris Inc.	2,011,495	149,535
*	Coupa Software Inc.	500,268	137,193

		Shares	Market Value ($000)
*	Guidewire Software Inc.	1,240,813	129,380
*	PTC Inc.	1,561,945	129,204
*	EPAM Systems Inc.	395,651	127,906
*	Aspen Technology Inc.	1,010,042	127,861
*	Five9 Inc.	973,318	126,220
*	Anaplan Inc.	1,845,837	115,512
	Universal Display Corp.	632,342	114,289
*	Fastly Inc. Class A	1,215,783	113,895
*	Dynatrace Inc.	2,727,708	111,891
*	Tyler Technologies Inc.	300,733	104,823
*	Cree Inc.	1,639,757	104,518
*	Grubhub Inc.	1,379,190	99,757
*	Cloudflare Inc. Class A	2,304,604	94,627
*	Proofpoint Inc.	861,786	90,962
*	Manhattan Associates Inc.	949,601	90,677
*	Elastic NV	835,825	90,177
*	Inphi Corp.	776,356	87,146
*	Smartsheet Inc. Class A	1,700,876	84,057
	CDK Global Inc.	1,817,564	79,228
*	Avalara Inc.	592,405	75,437
*	Zscaler Inc.	534,686	75,225
	Pegasystems Inc.	599,150	72,521
*	Q2 Holdings Inc.	760,009	69,358
*	Everbridge Inc.	517,410	65,054
*	Blackline Inc.	721,436	64,662
*	Alteryx Inc. Class A	568,822	64,590
*	Silicon Laboratories Inc.	652,907	63,887
	National Instruments Corp.	1,770,239	63,198
*	II-VI Inc.	1,551,076	62,912
*	Nutanix Inc. Class A	2,796,072	62,017
	Cabot Microelectronics Corp.	433,048	61,844
*	Envestnet Inc.	762,027	58,798
*	Lattice Semiconductor Corp.	2,018,440	58,454
*	Vertiv Holdings Co. Class A	3,184,065	55,148
*	Pure Storage Inc. Class A	3,558,667	54,768
*	Novanta Inc.	498,239	52,484
*	Varonis Systems Inc.	447,068	51,601
*	Semtech Corp.	972,121	51,484
*	Bandwidth Inc. Class A	292,876	51,127
	Brooks Automation Inc.	1,100,378	50,903
*	Sailpoint Technologies Holdings Inc.	1,284,981	50,847
*	Qualys Inc.	497,606	48,770
	Power Integrations Inc.	849,089	47,040
*	J2 Global Inc.	674,666	46,700
*	LivePerson Inc.	888,455	46,191
*	New Relic Inc.	808,808	45,584
*	Rapid7 Inc.	684,756	41,934
	Blackbaud Inc.	739,544	41,289
*	SPS Commerce Inc.	523,893	40,796
*	FireEye Inc.	3,195,981	39,454
*	Box Inc. Class A	2,174,676	37,752
*	Tenable Holdings Inc.	980,454	37,012
*	Alarm.com Holdings Inc.	657,082	36,304
*	Advanced Energy Industries Inc.	571,545	35,973
*	Diodes Inc.	618,296	34,903
*	Fabrinet	547,926	34,536
*	Cloudera Inc.	3,083,053	33,574
*	Cornerstone OnDemand Inc.	911,696	33,149

		Shares	Market Value ($000)
*	Appfolio Inc. Class A	216,166	30,655
*	FormFactor Inc.	1,148,967	28,644
*	Rogers Corp.	278,566	27,316
*	Cargurus Inc. Class A	1,248,182	26,998
*	CommVault Systems Inc.	657,207	26,814
*	Bottomline Technologies DE Inc.	622,189	26,231
*	Ambarella Inc.	486,521	25,387
*	Vroom Inc.	485,104	25,119
*	Altair Engineering Inc. Class A	598,290	25,116
*	MACOM Technology Solutions Holdings Inc.	697,746	23,730
*	MaxLinear Inc. Class A	980,829	22,794
*	Upwork Inc.	1,253,931	21,869
*	Yext Inc.	1,403,319	21,302
*	Yelp Inc. Class A	1,034,798	20,789
*	SolarWinds Corp.	935,343	19,025
	NIC Inc.	948,214	18,680
*	PROS Holdings Inc.	580,884	18,553
*,1	Appian Corp. Class A	281,646	18,237
*	PagerDuty Inc.	648,037	17,568
*	Ping Identity Holding Corp.	543,097	16,950
*	MicroStrategy Inc. Class A	108,432	16,326
*	Zuora Inc. Class A	1,420,621	14,689
	Switch Inc. Class A	815,525	12,730
*	CEVA Inc.	315,091	12,405
*	nLight Inc.	523,739	12,297
*,1	BigCommerce Holdings Inc.	138,778	11,560
*	Eventbrite Inc. Class A	1,009,814	10,956
*	Virtusa Corp.	203,726	10,015
*	Jamf Holding Corp.	261,142	9,822
*	Rackspace Technology Inc.	446,799	8,619
*,1	3D Systems Corp.	1,712,525	8,409
*	JFrog Ltd.	99,253	8,402
*	Veeco Instruments Inc.	705,699	8,236
	Ebix Inc.	391,942	8,074
*	Forrester Research Inc.	169,666	5,563
*	Sciplay Corp. Class A	339,758	5,511
*	Endurance International Group Holdings Inc.	944,532	5,422
*	MobileIron Inc.	699,693	4,905
*	Duck Creek Technologies Inc.	96,890	4,402
*	Vertex Inc. Class A	171,893	3,954
*	TrueCar Inc.	724,940	3,625
*	Benefitfocus Inc.	217,302	2,434
*	Sumo Logic Inc.	110,451	2,408
*	SecureWorks Corp. Class A	93,868	1,069
*	Bentley Systems Inc. Class B	5,039	158
*	Asana Inc. Class A	4,905	141
	Methode Electronics Inc.	52	1
			6,042,283
Telecommunications (2.4%)
	Cable One Inc.	80,965	152,654
*	GCI Liberty Inc. Class A	1,438,390	117,890
*	Ciena Corp.	2,296,807	91,160
*	Lumentum Holdings Inc.	1,068,188	80,253
	Cogent Communications Holdings Inc.	634,880	38,125
*	Acacia Communications Inc.	564,439	38,043
	Shenandoah Telecommunications Co.	706,456	31,391
	InterDigital Inc.	459,459	26,217
*	ViaSat Inc.	704,514	24,228

				Shares	Market Value ($000)
		Ubiquiti Inc.		95,338	15,889
*		Infinera Corp.		2,384,883	14,691
		ATN International Inc.		155,361	7,790
*		WideOpenWest Inc.		771,066	4,002
		Loral Space & Communications Inc.		191,695	3,508
*,1		Gogo Inc.		378,590	3,498
*,1		Globalstar Inc.		8,851,261	2,716
*,1		GTT Communications Inc.		198,123	1,022
					653,077
Utilities (1.1%)
*		Sunrun Inc.		1,288,910	99,336
*		Clean Harbors Inc.		747,502	41,883
*		Casella Waste Systems Inc. Class A		706,769	39,473
		Ormat Technologies Inc.		609,542	36,030
*		Advanced Disposal Services Inc.		1,083,549	32,756
*		Evoqua Water Technologies Corp.		1,397,597	29,657
		California Water Service Group		367,508	15,968
		Covanta Holding Corp.		1,766,060	13,687
					308,790
Total Common Stocks (Cost $19,782,297)					27,268,167
		Coupon
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[5,6]	Vanguard Market Liquidity Fund	0.117%		3,909,209	390,921
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[7]	United States Treasury Bill	0.095%	1/28/21	1,873	1,872
Total Temporary Cash Investments (Cost $392,698)					392,793
Total Investments (101.2%) (Cost $20,174,995)					27,660,960
Other Assets and Liabilities—Net (-1.2%)					(329,061)
Net Assets (100%)					27,331,899
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $258,955,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the aggregate value of these securities was $15,330,000, representing 0.1% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $275,801,000 was received for securities on loan, of which $274,578,000 is held in Vanguard Market Liquidity Fund and $1,223,000 is held in cash.
7	Securities with a value of $788,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2020	568	42,725	940

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alteryx Inc. Class A	2/2/21	GSI	21,054	(0.151)	519	—
Penumbra Inc.	2/2/21	GSI	12,862	(0.151)	—	(228)
					519	(228)
1 Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	27,263,627	—	4,540	27,268,167
Temporary Cash Investments	390,921	1,872	—	392,793
Total	27,654,548	1,872	4,540	27,660,960

Derivative Financial Instruments
Assets
Swap Contracts	—	519	—	519
Liabilities
Futures Contracts[1]	62	—	—	62
Swap Contracts	—	228	—	228
Total	62	228	—	290
1	Represents variation margin on the last day of the reporting period.